Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories
17	Inventories

	2024	2025
	RMB’000	RMB’000
Pharmaceuticals	592	1,337
Medical consumables	14,315	17,461
	14,907	18,798

The cost of inventories recognised as expense and included in cost of inventories and consumables amounted to RMB215,692,000 (2024: RMB234,487,000).